UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 7/31/11

Item 1.  Reports to Stockholders.

   Incline Capital Trend Following Fund

Ticker Symbol: ICTAX

Semi - Annual Report

July 31, 2011

Investor Information: 1-866-99-ILSCX

                                                                                                                     (1-866-994-5729)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Incline Capital Trend Following Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

INCLINE CAPITAL

4790 Caughlin Pkwy, Suite 214 - Reno, NV 89519

Dear Fellow Investors,

It is once again a high honor to be writing this letter to shareholders of the Incline Capital Trend Following Fund.

S&P 500 Index
1,200
1,000
800
KBW Bank Index
55
45
35
25
'09
'10
'11

Since our last briefing the world has continued to see events once considered unthinkable, such as the downgrade in the credit worthiness of the United States. While it is true that 'bull markets climb a wall of worry', the markets are starting to react quite negatively to these concerns. After advancing for two full years August 2011 was the second worst month for stocks since the Mar'09 bottom, surpassed only by the 'flash crash' of May'10.

More important than the declines themselves, is their impact on the overall health of the market. Technically speaking, breaking key areas of support such as 1260 on the S&P500 and 2600 on the NASDAQ has put in place a pattern of 'lower highs & lower lows' over the intermediate term and strongly suggests that stocks may have their top for this market cycle.

Going forward, we remain concerned about the market given both the weak internals and action in the financial stocks. As you can see to the right, the KBW Bank Index did not confirm the new high in the S&P 500 in early 2011 but instead formed a 'lower high'. In August the index then broke support in the 45 area. Very concerning action given the financial sector typically *leads* the broader market at cyclical tops and bottoms. Only time will tell how long this downtrend persists.

Cummulative Perfomance
3/31/09-7/31/11
Total Returns
120
115
110
105
100
95
90
Mar'09
Sep'09
Mar'10
Sep'10
Mar'11
Sep'11
Incline Capital Trend Following Fund
Morningstar Managed Futures Category

I am happy to report that our trend following models have reacted well to this change in tone of the market. From the market high on July 7 through the low on August 8 the Incline Capital Trend Following Fund shed a mere 8.3%, compared to declines of 17.3% and 24.1% in the S&P 500 and Russell 2000, respectively. This performance is consistent with how our models are designed, in that their objective is to participate in rising markets and avoid (or sell short) declining markets. The overall goal being, to post above market returns with below market volatility across a full market cycle.

In April Morningstar introduced several new categories for alternative funds. The Incline Capital Trend Following Fund is part of the Managed Futures category, which they define as "funds which use momentum or trend following strategies". I am also happy to report that the fund compares quite favorably vs. its peers, in that its Cumulative Return has been better than the category average nearly the entire time since the fund's inception.

As always, we appreciate the confidence and trust you have placed in us, and will continue to take the responsibility of managing your hard-earned assets with the utmost in dedication and care. *1920-NLD-9/14/2011*

Warmest regards,

Mike Hurley, CMT
Portfolio Manager – Incline Capital Trend Following Fund (ICTAX)
September 13, 2011

Fund Performance (Average Annual Performance)	As of 7/31/11 3-month	1-year	Since Fund Inception
Incline Capital Trend Following Fund	-3.97%	7.13%	4.09%
Morningstar Managed Futures Category	-4.38%	9.63%	0.50%
S&P 500 Index	-4.76%	19.66%	25.54%
Fund expenses: 2.45%	Fund launched: 3/31/09		

www.inclinefunds.com Phone: 775-657-9841

Incline Capital Trend Following Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011
Shares		Market Value

	EXCHANGE TRADED FUNDS - 74.03%
	COMMODITY FUND - 10.42%
17,000	iPath Dow Jones-UBS Commodity Index Total Return ETN	$ 835,210

	DEBT FUND - 22.00%
18,000	iShares Barclays 20+ Year Treasury Bond Fund	1,762,920

	EQUITY FUND - 41.61%
7,000	iShares Russell 1000 Growth Index Fund	420,560
9,000	iShares Russell 2000 Growth Index Fund	820,530
6,000	iShares Russell 2000 Value Index Fund	424,380
10,000	ProShares Ultra QQQ	911,100
15,000	ProShares Ultra S&P500	757,800
		3,334,370

	TOTAL EXCHANGE TRADED FUNDS	5,932,500
	( Cost - $5,645,988)

	SHORT-TERM INVESTMENTS - 32.03%
	MONEY MARKET FUND - 32.03%
855,646	AIM STIT - Liquid Assets Portfolio, 0.06% +	855,646
855,646	AIM STIT-STIC Prime Portfolio, 0.06% +	855,646
855,646	Fifth Third Institutional Money Market Fund, 0.03% +	855,646
	TOTAL SHORT-TERM INVESTMENTS	2,566,938
	( Cost - $2,566,938)

	TOTAL INVESTMENTS - 106.06%
	( Cost - $8,212,926) (a)	$ 8,499,438
	OTHER ASSETS LESS LIABILITIES - (6.06)%	(485,526)
	NET ASSETS - 100.00%	$ 8,013,912

+ Money market fund; interest rate reflects the seven-day effective yield on July 31, 2011.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 339,620
	Unrealized Depreciation:	(53,108)
	Net Unrealized Appreciation:	$ 286,512

The following notes are an integral part to these financial statements.

Incline Capital Trend Following Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2011

Assets:
Investments in Securities at Market Value (identified cost $8,212,926)	$ 8,499,438
Dividends and Interest Receivable	52
Receivable for Fund Shares Sold	189,950
Prepaid Expenses and Other Assets	13,092
Total Assets	8,702,532

Liabilities:
Payable for Fund Shares Redeemed	643,014
Accrued Advisory Fees	2,883
Accrued Distribution Fees	5,060
Payable to Other Affiliates	20,492
Accrued Expenses and Other Liabilities	17,171
Total Liabilities	688,620

Net Assets (Unlimited shares of no par value interest authorized;
736,089 shares outstanding)	$ 8,013,912

Class A Shares:
Net Asset Value and Redemption Price Per Share
($8,013,912 / 736,089 shares of beneficial interest outstanding)	$ 10.89
Offering Price Per Share ($10.89/.9425)	$ 11.55

Composition of Net Assets:
At July 31, 2011, Net Assets consisted of:
Paid-in-Capital	$ 6,255,034
Accumulated Net Investment Loss	(103,430)
Accumulated Net Realized Gain From Security Transactions	1,575,796
Net Unrealized Appreciation on Investments	286,512
Net Assets	$ 8,013,912

See accompanying notes to financial statements.

Incline Capital Trend Following Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ending July 31, 2011

Investment Income:
Dividend Income	$ 34,283
Interest Income	588
Total Investment Income	34,871

Expenses:
Investment Advisory Fees	111,185
Administration Fees	17,721
Distribution Fees	15,442
Fund Accounting Fees	13,164
Transfer Agent Fees	13,295
Chief Compliance Officer Fees	8,583
Legal Fees	7,253
Registration & Filing Fees	7,233
Printing Expense	5,382
Custody Fees	5,000
Trustees' Fees	2,618
Audit Fees	2,402
Insurance Expense	1,226
Miscellaneous Expenses	981
Total Expenses	211,485
Less: Fees Waived by Adviser	(73,184)
Net Expenses	138,301
Net Investment Loss	(103,430)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	2,213,138
Net Change in Unrealized Depreciation on Investments	(2,078,472)
Net Realized and Unrealized Gain on Investments	134,666

Net Increase in Net Assets Resulting From Operations	$ 31,236

See accompanying notes to financial statements.

Incline Capital Trend Following Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six	Year
	Months Ended	Ended
	July 31, 2011	January 31, 2011
Operations:	(Unaudited)
Net Investment Loss	$ (103,430)	$ (296,186)
Net Realized Gain (Loss) on Investments	2,213,138	(640,729)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,078,472)	2,323,403

Net Increase in Net Assets
Resulting From Operations	31,236	1,386,488

Distributions to Shareholders From:
Net Realized Gains ($0.00 and $0.05 per share)	-	(106,490)

Beneficial Interest Transactions:
Proceeds from Shares Issued (531,000 and 1,108,826 shares, respectively)	5,950,281	11,838,887
Distributions Reinvested (0 and 9,179 shares, respectively)	-	102,432
Cost of Shares Redeemed (1,984,538 and 1,409,740 shares, respectively)	(22,438,308)	(15,004,147)
Total Beneficial Interest Transactions	(16,488,027)	(3,062,828)

Decrease in Net Assets	(16,456,791)	(1,782,830)

Net Assets:
Beginning of Period	24,470,703	26,253,533

End of Period (including accumulated undistributed net investment	$ 8,013,912	$ 24,470,703
loss of $103,430 and $0, respectively)

See accompanying notes to financial statements.

Incline Capital Trend Following Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months		Year	Period
	Ended		Ended	Ended
	July 31, 2011		January 31, 2011	January 31, 2010*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 11.18		$ 10.58	$ 10.00

Increase From Operations:
Net investment loss (a)	(0.09)		(0.13)	(0.14)
Net gain from securities
(both realized and unrealized)	(0.20)		0.78	0.76
Total from operations	(0.29)		0.65	0.62

Distributions to shareholders from:
Net realized gains	-		(0.05)	(0.04)

Net Asset Value, End of Period	$ 10.89		$ 11.18	$ 10.58

Total Return (b)	(2.59)%		6.13%	6.19%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 8,014		$ 24,471	$ 26,254
Ratio of expenses to average net assets, (d)
before reimbursement	3.42%	(c)	2.79%	3.72%
net of reimbursement	2.25%	(c)	2.25%	2.25%
Ratio of net investment loss to average net assets	(1.67)%	(c)	(1.24)%	(1.54)%	(c)
Portfolio turnover rate	146%		213%	626%

__________
*The Fund commenced operations on March 31, 2009
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Does not include expenses of investment companies in which the Fund invests.

See accompanying notes to financial statements.

Incline Capital Trend Following Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2011

1.

ORGANIZATION

Incline Capital Trend Following Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek long-term capital appreciation across a wide variety of market conditions with a secondary objective of capital preservation during adverse market conditions. The Fund commenced operations on March 31, 2009.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value. The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the Board of the underlying funds.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Incline Capital Trend Following Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2011

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds*	$ 5,932,500	$ -	$ -	$ 5,932,500
Short-Term Investments	2,566,938	-	-	2,566,938
Total	$ 8,499,438	$ -	$ -	$ 8,499,438

                                                                                              The Fund did not hold any Level 3 securities during the period.

                                                                                                 There were no transfers between Level 1 and Level 2 during the period.

                                                                                                *Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Incline Capital Trend Following Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2011

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the terms of an Interim Investment Advisory Agreement dated May 31, 2011 as approved by the Board at an in person meeting on May 18, 2011 (the “Interim Advisory Agreement”), investment advisory services are provided to the Fund by Highland Funds Asset Management, L.P. (the "Adviser") on an interim basis.  Under the terms of the Interim Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.80% of the average daily net assets of the Fund.  Prior to May 31, 2011, investment advisory services were provided to the Fund by Incline Capital, LLC (the “Prior Advisory Agreement”).  At the same time that the Board approved the Interim Advisory Agreement, the Board also approved an interim Sub-Advisory Agreement with Incline Capital, LLC ("Incline") pursuant to which Incline serves as the investment sub-adviser to the Fund on an interim basis (the "Interim Sub-Advisory Agreement" and together with the Interim Advisory Agreement, the "Interim Agreements").  Until such time as the Interim Agreements are replaced by permanent investment advisory and sub-advisory agreements that have been approved by shareholders, neither the Adviser nor Incline may receive the fees provided for under the terms of the Interim Agreements.

The fee paid to the Adviser under the Interim Advisory Agreement is the same as that paid to Incline under the terms of the Prior Advisory Agreement.  For the six months ended July 31, 2011, Incline earned advisory fees of $88,068.  The Adviser earned, but has not yet received, advisory fees of $23,117.

The Adviser, and as was true with respect to Incline under the terms of the Prior Advisory Agreement, has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until May 31, 2012, so that the total annual operating expenses of the Fund do not exceed 2.25% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the six months ended July 31, 2011, Incline waived fees of $55,599 and the Adviser waived fees of $17,585.  Cumulative expenses subject to recapture by the Adviser as of July 31, 2011 amounted to $17,585, and will expire on January 31, 2015.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting and transfer agency services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the

Incline Capital Trend Following Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2011

greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $24,300 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

 2 basis points or 0.02% on net assets of $25 million to $100 million

 1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $16,200 and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended July 31, 2011, the Fund incurred expenses of $8,583 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended July 31, 2011, GemCom received $5,279 for providing such services.  The Printing Expense listed in the Statement of Operations includes the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, Class A Shares may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the six months ended July 31, 2011, the Fund incurred distribution fees of $15,442.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended July 31, 2011, the Distributor received $7,419 in underwriting commissions for sales of shares, of which $1,111 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees – Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Incline Capital Trend Following Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2011

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended July 31, 2011 amounted to $14,118,852 and $31,556,868, respectively.

5.             DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

The differences between the book basis and tax basis character of distributions as of January 31, 2011 and January 31, 2010 are primarily attributable to the tax treatment of short-term capital gains.

As of January 31, 2011, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

At January 31, 2011, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The character of capital loss carry forwards are indicated below:

Permanent book and tax differences, primarily attributable to net operating losses, partnership adjustments and prior year over-distribution of capital gains, resulted in reclassification for the period ended January 31, 2011 as follows: a decrease in paid-in capital of $299,703; a decrease in accumulated net investment loss of $296,186; and an decrease in accumulated net realized loss from security transactions of $3,517.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be

Incline Capital Trend Following Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2011

 effective for the Fund’s fiscal year ending July 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the January 31, 2012 annual report.

7.

SUBSEQUENT EVENTS

At a special meeting of shareholders of the Fund held at the offices of Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788, on Friday, September 23, 2011, shareholders of record of the Fund at the close of business on August 4, 2011 voted to approve the following proposal:

Proposal 1: Approval of the Agreement and Plan of Reorganization by Highland Funds II (the “Acquiring Trust”), on behalf of Highland Trend Following Fund a series of the Acquiring Trust (the "Acquiring Fund"), Northern Lights Fund Trust (the “Acquired Trust”), on behalf of the Incline Capital Trend Following Fund a series of the Acquired Trust (the "Acquired Fund"), and, for purposes of Section 9.2 only, Highland Funds Asset Management, L.P., which provides for the acquisition of the assets of the Acquired Fund in exchange for Class A shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
460,694	12,838

8.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of July 31, 2011, Charles Schwab & Co., an account holding shares for the benefit of others in nominee name, held approximately 30% of the voting securities of the Incline Capital Trend Following Fund.

Incline Capital Trend Following Fund

Approval of Interim Advisory Agreement and Approval of Advisory Agreement

In connection with a meeting held on May 18, 2011 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons with respect to the interim advisory agreement or investment advisory agreement (the “Independent Trustees”), discussed the approval of an interim investment advisory agreement (the "Interim Agreement") and approval of an investment advisory agreement (the “Agreement”) between Highland Funds Asset Management L.P (“Highland” or the “Adviser”) and the Trust, on behalf of Incline Capital Trend Following Fund (“Incline” or the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) key personnel, (b) projected financial condition, (c) the level of the advisory fees charged compared with the fees charged to comparable mutual funds, (d) the Fund’s overall fees compared with similar mutual funds, and (e) compliance systems.

In its consideration of the approval of the Interim Agreement and the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the resources available to Highland and its affiliation with Highland Capital Management L.P., a large and experienced asset manager.  The Board then reviewed Highland’s projected financial statements.  The Trustees concluded that Highland will be able to provide, directly or through the use of a sub-adviser, a level of service consistent with the Board’s expectations.

Fees and Expenses.  The Board noted that the Adviser proposes charging a 1.80% annual advisory fee based on the average net assets of the Fund.  The Trustees then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of Highland.  The Trustees also considered the Adviser's contractual agreement to limit Fund expenses, at least until May 31, 2012, to 2.25%, 3.00% and 2.00% for Class A, Class C and Class I shares, respectively.  The Trustees concluded that the Fund’s advisory fees were acceptable in light of the quality of the services the Fund expected to receive from Highland.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the expected profits to be realized by Highland in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees concluded that Highland’s level of profitability from its relationship to the Fund was not expected to be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Interim Agreement and the Agreement, the Board, including the Independent Trustees, concluded that the proposed advisory fee is reasonable and that approval of the Interim Agreement and approval of the Agreement, where the Agreement is subject to shareholder approval, is in the best interests of the Trust and the Fund’s shareholders.  The Trustees unanimously approved the Interim Agreement and the Agreement.

Approval of Interim Sub-Advisory Agreement and Approval of Sub-Advisory Agreement

During the Meeting, the Board, including a majority of the Independent Trustees, also considered the approval of an interim sub-advisory agreement (the "Interim Sub-Advisory Agreement") and a sub-advisory agreement (the "Sub-Advisory Agreement") between Incline Capital, LLC (“Incline Capital” or "Sub-Adviser") and Highland Funds Asset Management L.P (“Highland” or the “Adviser”) with respect to Incline Capital Trend Following Fund (the "Fund"). In considering the Interim Sub-Advisory Agreement and Sub-Advisory Agreement, the Board received materials specifically relating to the Interim Sub-Advisory Agreement and Sub-Advisory Agreement from the Sub-Adviser.  These materials included: (a) information on the investment performance of the Fund as well as a peer group of funds and appropriate indices with respect to the Fund, (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions, (c) the overall organization of the Sub-Adviser, (d) key personnel and (e) the financial condition of the Sub-Adviser.

In its consideration of the approval of the Interim Sub-Advisory Agreement and Sub-Advisory Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of Incline Capital’s research capabilities, the quality of its compliance infrastructure and the experience of its portfolio manager.  The Trustees concluded that the Sub-Adviser had provided quality services to the Fund in its previous role as adviser to the Fund.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Incline Capital’s past performance as adviser to the Fund, as well as other factors relating to its track record.  The Board concluded that Incline Capital’s performance was acceptable.

Fees and Expenses.  The Board noted that the Fund would not compensate Incline Capital for sub-advisory services directly, but rather Highland would compensate the Sub-Adviser out of the advisory fees received from the Fund. The Board, including the Independent Trustees, next considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s sub-advisory fees were acceptable in light of the quality of the services the Fund had received and expect to receive from Incline Capital.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the expected profits to be realized by the Sub-Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for providing sub-advisory services to the Fund.  The Trustees noted that the Sub-Adviser had not yet realized a profit from its relationship with the Fund, and it appeared unlikely that profits could be excessive in the foreseeable future.

Conclusion. The Board, having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Interim Sub-Advisory Agreement and Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the sub-advisory fee structure is fair and reasonable, and that approval of the Interim Sub-Advisory Agreement and approval of the Sub-Advisory Agreement, where the Sub-Advisory Agreement is subject to shareholder approval, is in the best interests of the Trust and the Fund’s shareholders.  The Trustees unanimously approved the Interim Sub-Advisory Agreement and the Sub-Advisory Agreement.

Incline Capital Trend Following Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2011

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/11)	Ending Account Value (7/31/11)	Expenses Paid During the Period (2/1/11 to 7/31/11)
Actual	$1,000.00	$974.06	$11.01
Hypothetical (5% return before expenses)	$1,000.00	$1,013.64	$11.23

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over  the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ended July 31, 2011).

PORTFOLIO ANALYSIS (Unaudited) As of July 31, 2011
Percent of Net Assets
Exchange Traded Funds	74.03%
Short-Term Investments	32.03%
Liabilities in Excess of Other Assets	(6.06)%
Total	100.00%

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Highland Funds Asset Management, L.P.

13455 Noel Rd. Suite 800

Dallas, TX 75240

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-99-ILSCX (1-866-994-5729) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-99-ILSCX (1-866-994-5729)

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/7/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/7/11